Financial Instruments (Pre-Tax Effect Of Foreign Exchange Contracts Designated As Fair Value Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Earnings on Derivatives			$ 12
Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Earnings on Derivatives	19	(39)	(62)
Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Earnings on Derivatives			42
Amount of Gain (Loss) Recognized in Earnings Attributable to the Risk Being Hedged			(5)
Fair Value Hedges [Member] | Marketing, Administration And Research Costs [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Earnings on Derivatives			5
Amount of Gain (Loss) Recognized in Earnings Attributable to the Risk Being Hedged			(5)
Fair Value Hedges [Member] | Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain/(Loss) Recognized in Earnings on Derivatives			$ 37